Pension and Postretirement Benefit Plans and Defined Contribution Plans - Healthcare Cost Trend Rate Assumptions (Details) - Postretirement Plans [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year (up to age 65)	6.30%	6.50%
Healthcare cost trend rate assumed for next year (age 65 and older)	7.40%	7.90%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2037	2037